Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement [LineItems]
Opening Balance	$ 61,391	$ 89,131
Cash flows	(28,200)	(28,100)
Non-cash changes amortization of debt issuance cost	231	360
Closing balance	$ 33,422	$ 61,391